Related Party Transactions	6 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstrcat]
RELATED PARTY TRANSACTIONS

NOTE 13 — RELATED PARTY TRANSACTIONS

a. Accounts receivable - related parties

Accounts receivable - related parties consists of the following:

Name	Related party relationship	March 31, 2026	September 30, 2025
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd.	An entity controlled by the CEO	$34,239	$104,971
Zhongjin Jingau Rehabilitation Equipment (Beijing) Co. Ltd.	An entity controlled by the CEO	1,361	1,319
Subtotal		35,600	106,290
Less: allowance for credit losses		-	-
Total accounts receivable, net - related parties		$35,600	$106,290

b. Due from a related party

Due from a related party consists of the following:

Name	Related party relationship	March 31, 2026	September 30, 2025
Huaniaoyuan Catering Management (Changzhou) Co. Ltd.	An entity controlled by the CEO	$17,853	$-
Total due from a related party		$17,853	$-

The Company paid certain expenses on behalf of its related party. Such amount due from a related party as of March 31, 2026 were non-interest bearing and repayable upon demand.

c. Advance to suppliers - a related party

Advance to suppliers - a related party consists of the following:

Name	Related party relationship	March 31, 2026	September 30, 2025
Chushin International Trading Co. Ltd.	Mr. Erqi Wang is a director of this entity.	$639,028	$-
Total advance to suppliers - a related party		$639,028	$-

d. Deferred revenue – related parties

Deferred revenue –related parties consist of the following:

Name	Related party relationship	March 31, 2026	September 30, 2025
Jinmed International Co., Ltd.	An entity controlled by the CEO	$122,293	$115,876
Zhongjian Langkang Technology Development (Shanghai) Co., Ltd.	Mr. Erqi Wang is a director of this entity.	60,092	-
Total deferred revenue - related parties		$182,385	$115,876

e. Due to related parties

Due to related parties consists of the following:

Name	Related party relationship	March 31, 2026	September 30, 2025
Mr. Erqi Wang	CEO and controlling shareholder of the Company	$710,000	$-
Shanghai Situma Intelligent Technology Co., Ltd.	Minority shareholder of Zhongjin Kangma	22,191	21,517
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd.	An entity controlled by the CEO	15,399	19,113
Changzhou Zhongjian Kanglu Information Technology Co., Ltd	An entity controlled by the CEO	869	842
Huaniaoyuan Environmental Engineering (Changzhou) Co., Ltd.	An entity controlled by the CEO	680	660
Total due to related parties		$749,139	$42,132

The balance due to related parties mainly consist of advances from related parties for working capital purposes. These advances are non-interest bearing and repayable on demand.

f. Revenue from related parties

Revenue from related parties consists of the following:

		For the Six Months Ended March 31,
Name	Related party relationship	2026	2025
Jinmed International Co., Ltd.	An entity controlled by the CEO	$79,719	$87,066
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd.	An entity controlled by the CEO	73,437	115,980
Total revenue from related parties		$153,156	$203,046

g. Purchase from a related party

The Company made purchases of $556,659 from its related party, Chushin International Trading Co. Ltd., for the six months ended March 31, 2026.

h. Other related party transactions

Mr. Erqi Wang provided guarantees in connection with the Company’s short-term bank loans (see Note 10).